Operating Expenses	12 Months Ended
Mar. 31, 2026
Operating Expense [abstract]
Operating Expenses

33. Operating Expenses

Operating expenses by nature are as follows:

For the year ended March 31, 2024
				(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Point expenses (1)	45,402	―	―	45,402
Settlement related cost (2)	30,660	9,832	(500)	39,992
Employee benefit expenses (3)	30,981	6,783	―	37,764
Professional and outsourcing services expenses (4)	26,456	8,516	(172)	34,800
Provision for loss allowance	22,650	356	―	23,006
Other operating expenses
Depreciation and amortization	12,849	4,700	―	17,549
License fees	15,899	―	―	15,899
Interest expenses	2,814	544	(1,427)	1,931
Advertising and promotion expenses	7,955	4,050	(547)	11,458
Tax and charges	4,270	2,248	―	6,518
Amortization of contract cost	1,043	―	―	1,043
Other	14,105	5,391	(258)	19,238
Subtotal	58,935	16,933	(2,232)	73,636
Total	215,084	42,420	(2,904)	254,600

For the year ended March 31, 2025
				(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Point expenses (1)	50,362	―	―	50,362
Settlement related cost (2)	33,645	10,592	(575)	43,662
Employee benefit expenses (3)	32,984	8,499	―	41,483
Professional and outsourcing services expenses (4)	19,887	8,997	(117)	28,767
Provision for loss allowance	23,368	574	―	23,942
Other operating expenses
Depreciation and amortization	14,705	5,388	―	20,093
License fees	18,027	―	―	18,027
Interest expenses	2,628	2,278	(652)	4,254
Advertising and promotion expenses	6,896	4,528	(693)	10,731
Tax and charges	3,038	2,014	―	5,052
Amortization of contract cost	1,297	―	―	1,297
Other	11,061	5,616	(779)	15,898
Subtotal	57,652	19,824	(2,124)	75,352
Total	217,898	48,486	(2,816)	263,568

For the year ended March 31, 2026
				(In millions of yen)
	Payment	Financial service	Inter-segment eliminations	Consolidated
Point expenses (1)	60,195	—	—	60,195
Settlement related cost (2)	37,817	11,713	(799)	48,731
Employee benefit expenses (3)	36,790	10,865	(14)	47,641
Professional and outsourcing services expenses (4)	20,336	8,120	(357)	28,099
Provision for loss allowance	23,861	1,062	—	24,923
Other operating expenses
Depreciation and amortization	17,018	6,740	—	23,758
License fees	18,060	839	—	18,899
Interest expenses	3,920	6,997	(327)	10,590
Advertising and promotion expenses	7,281	3,028	(303)	10,006
Tax and charges	3,889	2,054	—	5,943
Amortization of contract cost	1,724	—	—	1,724
Other	15,831	5,361	(1,121)	20,071
Subtotal	67,723	25,019	(1,751)	90,991
Total	246,722	56,779	(2,921)	300,580

(1)
Point expenses are incurred primarily when the Group grants reward points to a PayPay User through various reward programs, which the PayPay User can use such reward points at the merchants to pay off balance due in a purchase transaction.
(2)
Settlement related cost includes fees paid to banks for users to charge their PayPay Balance from their bank accounts and brand or network fees paid to international card brands. Settlement related cost also includes interbank transaction fees.
(3)
Refer to Note 26, Employee Benefits for details.
(4)
Professional and outsourcing services expenses include customer service related costs, system development labor, and other professional services.